Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Stockholders' Equity (Deficit)

Note 8. Stockholders’ Equity (Deficit)

Recapitalization

On the Closing Date, Legacy MariaDB received $10.5 million in net proceeds from the PIPE Investment and issuance of Ordinary Shares upon the consummation of the Business Combination, net of fees and expenses paid at closing. As of December 16, 2022, the Company reclassified $14.6 million of deferred offering costs to Additional paid in capital as an offset against proceeds on the Company’s unaudited condensed consolidated balance sheet, which consisted of legal, accounting, and other professional services directly related to the Business Combination. During the quarter ended March 31, 2023, the Company made certain adjustments, reducing deferred offering costs by $0.3 million, to $14.6 million in total. The cash outflows related to these costs were presented as financing activities on the Company’s unaudited condensed consolidated statement of cash flows. On the Closing Date, each Legacy MariaDB preferred share issued and outstanding prior to the effective time of the Business Combination was converted into common shares of Legacy MariaDB and each holder of Legacy MariaDB common shares received approximately 0.22816 MariaDB plc Ordinary Shares, par value $0.01 per share.

The shares and net loss per Ordinary Share prior to the Business Combination have been retroactively adjusted to reflect the impact of the exchange ratio of approximately 0.22816 (“Exchange Ratio”), applied to the Legacy MariaDB common shares that were automatically canceled and converted into the right to receive a number of Ordinary Shares. In connection with the Business Combination, each Legacy MariaDB preferred share issued and outstanding prior to the effective time of the Business Combination was converted into common shares of Legacy MariaDB in accordance with Legacy MariaDB’s articles of association and shareholders’ agreement.

Each of the Public Warrants and Private Warrants that were not exercised at the time of the Business Combination was assumed by the Company and represents the right to purchase one Ordinary Share upon exercise of such warrant.

PIPE Investment

On January 31, 2022, concurrently with the execution of the Merger Agreement, APHC and Irish Holdco entered into subscription agreements with certain investors (the “PIPE Investors”) to which such investors collectively subscribed for an aggregate of 1,915,790 Ordinary Shares for $9.50 per share for aggregate gross proceeds of $18.2 million (the “PIPE Investment”). The PIPE Investment was consummated concurrently with the closing of the Business Combination.

The following table summarizes information related to issuance of Legacy MariaDB’s preferred shares as of September 30, 2022:

								Number of
								Ordinary
Preferred	Number of	Shares Issued						Shares
Shares	Shares	and	Carrying					Equivalent	Liquidation
Class	Registered	Outstanding	Value(1)	Price per share				Shares	Preference
			(in thousands)						(in thousands)
Series A	2,308,741	2,308,741	$6,668	From	$2.68	to	$2.95	2,308,741	$6,676
Series B	13,815,180	13,815,180	36,851	From	$2.45	to	$3.10	13,815,180	37,622
Series C	12,609,199	12,609,199	63,597	From	$4.71	to	$5.86	12,609,199	65,039
Series D(2)	13,149,933	13,149,933	99,853	From	$7.82	to	$7.90	13,149,933	103,805
	41,883,053	41,883,053	$206,969					41,883,053	$213,142
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
(2)	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

In the first quarter of fiscal year 2023, prior to effective time of the Business Combination, 539,627 Series C - 2020 Preferred Share Warrants were exercised for preferred shares of Legacy MariaDB. Immediately prior to the effective time of the Business Combination, all outstanding preferred shares of Legacy MariaDB were converted into common shares of Legacy MariaDB on a one-

for-one basis and then converted to MariaDB plc Ordinary Shares at an Exchange Ratio of approximately 0.22816. As of the end of the first quarter of fiscal year 2023, no preferred shares of the Company were outstanding.

Share information is presented in the table above and its accompanying paragraphs as having been converted as of September 30, 2022.

As of September 30, 2022, 539,233 Ordinary Shares (as adjusted for the Exchange Ratio) were issued to the shareholders of CubeWerx and Sector 42 as equity consideration in connection with the acquisition as described in Note 5 Acquisition. As of September 30, 2022, the shares issued to CubeWerx and Sector 42 shareholders were not yet registered with the Finnish Trade Register. The shares were registered with the Finnish Trade Register prior to the closing of the Business Combination.

Mariadb Corporation Ab
Class of Stock [Line Items]
Stockholders' Equity (Deficit)

Note 8. Stockholders’ Equity (Deficit)

As of September 30, 2022, the Company had issued and outstanding a total of 183,565,242 shares of preferred shares with no par value, of which 10,118,760, 60,549,235, 55,263,659 and 57,633,588 shares were designated as Series A, Series B, Series C and Series D Preferred Shares, respectively. As of September 30, 2022, the Company had issued and outstanding a total of 60,764,711 Common shares with no par value.

During the year ended September 30, 2022, 9,657,581 common shares were registered with the Finnish Trade Register.

During the year ended September 30, 2022, 9,657,581 common shares were registered with the Finnish Trade Register for options exercised, paid and issued in the prior year. During the year ended September 30, 2022, 772,877 common shares had been issued based on options exercised and paid prior to the end of the period, but not yet registered with the Finnish Trade Register (1,379,391 options were exercised and paid prior to the end of the period, but not yet issued by the Company or registered with the Finnish Trade Register).

As of September 30, 2022, 2,363,354 shares were issued to the shareholders of CubeWerx and Sector 42 as equity consideration in connection with a business combination. As of September 30, 2022, the shares issued to CubeWerx and Sector 42 shareholders were not yet registered with the Finnish Trade Register.

There is no minimum or maximum number of capital shares under the Articles of Association of the Company. During the year ended September 30, 2022, the Company amended and restated its Articles of Association to include Series D Preferred Shares as a new share series. The Board has been granted authorization by a general meeting of shareholders to issue additional capital shares of the Company of (i) 54,719,095 common shares with no par value for the purpose of the Company’s incentive programs and (ii) 7,780,000 shares of Series D Preferred Shares as of September 30, 2022.

Further, 4,019,757 preferred shares with no par value, may be issued and outstanding upon exercise of all warrants as of September 30, 2022.

The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2022:

					Number of
					Common
	Number of	Shares Issued			Shares
	Shares	and	Carrying		Equivalent	Liquidation
Preferred Shares Class	Registered	Outstanding	Value(1)	Price per share	Shares	Preference

			(in thousands)		(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $0.56 to $0.71	60,549,235	37,622
Series C	55,263,659	55,263,659	63,597	From $1.07 to $1.34	55,263,659	65,039
Series D(2)	57,633,588	57,633,588	99,853	From $1.78 to $1.80	57,633,588	103,805
	183,565,242	183,565,242	$206,969		183,565,242	$213,142
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
(2)	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

The relative rights, terms, privileges and restrictions granted to or imposed upon preferred shareholders as of September 30, 2022 are described below:

Common shares, Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, and Series D Preferred Shares have the same voting rights.

When distributing a dividend, each Series D Preferred Share has dividend rights such that each Series D Preferred holder shall first receive, before any other class of share, a dividend on each outstanding Series D Preferred Share in an amount at least equal to the amount of the aggregate declared and unpaid dividends on such Series D Preferred Share. Furthermore, if the Company declares, pays or sets aside a dividend or makes a distribution on shares of any other class or series of equity securities in the Company, the dividend payable or assets to be distributed to the holders of Series D Preferred Shares shall be equal to or greater than the highest dividend or distribution per share paid to the holder of any other class or series of equity security. At the time of and after giving effect to payment of such senior dividend or distribution to the holders of Series D Preferred Shares, if the Company declares any additional dividends or makes any additional distributions to the holders of Series C Preferred Shares, each such holder shall be entitled to a preferred dividend or distribution prior and in preference to the holders of Series B Preferred Shares, Series A Preferred Shares and common shares equal to 5% of the subscription price for such Series  C Shares. All other possible dividends to be paid to the holders of Series C Preferred Shares shall be distributed to such holders based on their pro rata shareholding. Simultaneously with or after the senior dividends or distributions to holders of Series D Preferred Shares and Series C Preferred Shares described above, all possible dividends or distributions of Company assets on shares shall be distributed to the shareholders based on their pro rata shareholding in the Company on an as converted basis.

In any solvent or insolvent liquidation, bankruptcy, dissolution, winding up of the Company or any key subsidiary or a merger, takeover, trade sale, listing of the Company on a recognized stock exchange (other than a qualified IPO or qualified de-SPAC), recapitalization, reorganization, or other type of transaction in which (i) control of the Company or (ii) all or substantially all of its business or assets (including any intellectual property rights) are transferred, otherwise disposed of, leased or exclusively licensed to a third party, the Series D Preferred Shares will have priority over the Series C Preferred Shares in connection with the distribution of the proceeds up to the amount of the original subscription price of the Series D Preferred Shares. The Series C Preferred Shares will in turn have priority over the Series B Preferred Shares up to the amount of the amount of the original subscription price of the Series C Preferred Shares. The Series B Preferred Shares will in turn have priority over the Series A Preferred Shares up to the amount of the amount of the original subscription price of the Series B Preferred Shares. The Series A Preferred Shares will in turn have priority over the common shares up to the amount of the amount of the original subscription price of the Series A Preferred Shares. A “qualified IPO” means a listing of the Company on an internationally recognized stock exchange with net proceeds (or in case of a merger the aggregate value of the shares) of at least $97.5 million and a Company valuation of at least $750 million. A “qualified de-SPAC” means a business combination with Angel Pond Holding Corporation or another special purpose acquisition corporation with securities registered under the Securities Act of 1933, as amended, and listed on the New York Stock Exchange, NASDAQ, or such other internationally recognized exchange.

In case the amount to be distributed to the owners of the Series D Preferred Shares is not sufficient to cover the Series D Preferred Share owners right to prioritized funds, the amount available for distribution will be divided between the owners of Series D Preferred Shares in proportion with the Series D preference amount each owner would otherwise be entitled to receive. In case the amount to be distributed to the owners of the Series C Preferred Shares, after the above-mentioned settlement of the Series D Preferred Share owners prioritized distribution, is not sufficient to cover the Series C Preferred Share owners’ rights to funds, the amount available for distribution will be divided between the owners of Series C Preferred Shares in proportion with the Series C preference amount each owner would otherwise be entitled to receive. In case the amount to be distributed to the owners of the Series B Preferred Shares, after the above-mentioned settlement of the Series C Preferred Share owners prioritized distribution, is not sufficient to cover the Series B Preferred Share owners’ rights to funds, the amount available for distribution will be divided between the owners of Series B Preferred Shares in proportion with the Series B preference amount each owner would otherwise be entitled to receive. In case the amount to be distributed to the owners of the Series A Preferred Shares, after the above-mentioned settlement of the Series B Preferred Share owners prioritized distribution, is not sufficient to cover the Series A Preferred Share owners’ rights to funds, the amount available for distribution will be divided between the owners of Series A Preferred Shares in proportion with the Series A preference amount each owner would otherwise be entitled to receive.

The distribution of funds, after the settlement of the Series D Preferred, Series C Preferred, Series B Preferred and Series A Preferred share owners’ share of the funds in accordance with the above-mentioned procedure, shall be executed evenly between all of the shares regardless of share series, up to an amount of $0.29 per share. If the funds distributed per share would exceed $0.29, the amount of funds distributed to Series D Preferred, Series C Preferred, Series B Preferred and Series A Preferred shares shall cap at $0.29 and the funds remaining after that shall be distributed evenly among all the common shares of the Company.

Each preferred share is convertible at the option of the holder, at any time after the date of issuance, into common shares at an initial conversion rate of one-for-one. The conversion rate is subject to adjustment for antidilution provisions, as defined in the Company’s Shareholders’ Agreement.

Each preferred share will automatically be converted into a common share upon a qualified IPO or a qualified de-SPAC, as defined above. All of the shares in a single preferred share series (A, B, C, or D) will also be automatically converted into common shares on a date agreed to by holders of more than 50% of the shares of the preferred share series in question.

The following table summarizes information related to issuance of the Company’s preferred shares as of September 30, 2021:

					Number of
					Common
	Number of	SharesIssued			Shares
	Shares	and	Carrying		Equivalent	Liquidation
Preferred Shares Class	Registered	Outstanding	Value(1)	Price per share	Shares	Preference

			(in thousands)		(in thousands)
Series A	10,118,760	10,118,760	$6,668	From $0.61 to $0.67	10,118,760	$6,676
Series B	60,549,235	60,549,235	36,851	From $0.56 to $0.71	60,549,235	37,622
Series C	54,675,890	54,675,890	62,707	From $1.07 to $1.34	54,675,890	64,249
	125,343,885	125,343,885	$106,226		125,343,885	$108,547
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.